CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss	$ (1,669,637)	$ (1,747,335)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Profit interest common units based compensation	30,961
Depreciation and amortization	16,950	16,849
Changes in operating assets and liabilities:
Prepaid expenses	(239,540)	(9,546)
Accounts payable	(313,127)	204,577
Deferred revenue	3,048,649	121,191
Accrued expenses	3,275,259	(20,184)
Due to/from related parties	27,674	(21,728)
Net cash provided by (used in) operating activities	4,177,189	(1,456,176)
Cash flows from investing activities:
Acquisition of intangible assets		(16,819)
Cash for security deposits		(15,000)
Net cash used in investing activities		(31,819)
Cash flows from financing activities:
Proceeds from line of credit		400,505
Payments on line of credit		(400,505)
Payments to redeem Series 1 preferred units	(615,014)
Proceeds from issuance of common units		12,000
Proceeds from issuance of Series 1 preferred units	25,000	950,000
Proceeds from issuance of Series A preferred and profit interest common units	2,025,269
Net cash provided by financing activities	1,435,255	962,000
Increase (Decrease) in cash and cash equivalents and restricted cash	5,612,444	(525,995)
Cash and cash equivalents and restricted cash, beginning of year	519,337	1,045,332
Cash and cash equivalents and restricted cash, end of year	6,131,781	$ 519,337
Noncash transactions:
Intangible Assets (License right issued for accrued common stock investment)	110,474
Dividend Payable	35,713
Series 1 Preferred Conversion	1,330,734
Dividend Accretion	$ 26,999